Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount	¥ 3,659,354		¥ 2,731,870
Less: accumulated depreciation	(1,038,557)		(647,486)
Impairment of property and equipment			(5,300)
Property and equipment, net	2,620,797	$ 401,655	2,079,084
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	998,916		867,518
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	1,968,376		1,309,687
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount	58,503		44,522
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	103,059		103,305
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	31,241		30,441
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount	43,232		43,275
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount	¥ 456,027		¥ 333,122